Equity	12 Months Ended
Dec. 31, 2023
Disclosure Equity Abstract
Equity

34.	Equity
34.1.	Share capital (net of share issuance costs)

As of December 31, 2023 and December 31, 2022, subscribed and fully paid share capital, net of issuance costs, was US$ 107,101, represented by 7,442,454,142 common shares and 5,602,042,788 preferred shares, all of which are registered, book-entry shares with no par value.

Preferred shares have priority on returns of capital, do not grant any voting rights and are non-convertible into common shares.

34.2.	Capital reserve

Capital reserve comprises treasury shares owned by Petrobras, in the amount of US$ 2, at December 31, 2023 and December 31, 2022.

34.3.	Capital transactions
34.3.1.	Incremental costs directly attributable to the issue of shares

It includes any transaction costs directly attributable to the issuance of new shares, net of taxes.

34.3.2.	Change in interest in subsidiaries

It includes any excess of amounts paid/received over the carrying value of the interest acquired/disposed. Changes in interests in subsidiaries that do not result in loss of control of the subsidiary are equity transactions.

34.3.3.	Treasury shares

Shares held in treasury in the amount of US$ 737, at December 31, 2023 and US$ 2 at December 31, 2022, represented by 222,760 common shares and 104,136,909 preferred shares.

34.4.	Appropriation of net income
34.4.1.	Profit reserves

Legal reserve

It represents the accumulated balance of 5% of the net income for each year, calculated pursuant to article 193 of the Brazilian Corporation Law, limited to 20% of the share capital (calculated in Brazilian reais). The balance of this reserve reached the legal limit on December 31, 2023.

Statutory reserves

On November 30, 2023, the shareholders approved, in an Extraordinary General Meeting, the revision of article 56 of Petrobras' Bylaws, creating a new statutory reserve named Capital remuneration reserve.

Thus, in accordance with the Company's Bylaws, the constitution of the statutory reserves below must be considered in the proposal for distribution of net income, observing the following order of priority:

•	Reserve for research and development (R&D): constituted with the appropriation of net income by applying 0.5% of the year-end share capital, with the accumulated balance not exceeding 5% of the share capital, aiming at funding technological R&D. The balance of this reserve reached the legal limit on December 31, 2023.
•	Capital remuneration reserve: may be constituted through the appropriation of up to 70% of the adjusted net income for the year, subject to article 202 of the Brazilian Corporation Law and to the Shareholders Remuneration Policy, limited to the share capital, with the purpose of ensuring resources for the payment of dividends, interest on capital or other form of shareholder remuneration provided for by law, its anticipations, shares repurchases authorized by law, absorption of losses and, as a remaining purpose, incorporation into the share capital.

The changes in the statutory reserves are presented as follows:

	R&D reserve	Capital remuneration reserve	Total Statutory reserves
Balance at December 31, 2021	3,084	−	3,084
Transfers to reserves	197	−	197
Balance at December 31, 2022	3,281	−	3,281
Transfers to reserves	116	8,428	8,544
Balance at December 31, 2023	3,397	8,428	11,825

Tax incentives reserve

Government grants are recognized in the statement of income and are appropriated from retained earnings to the tax incentive reserve pursuant to article 195-A of Brazilian Corporation Law. This reserve may only be used to offset losses or increase share capital.

As of December 31, 2023, this reserve amounts to US$ 1,998 (US$ 1,677 as of December 31, 2022), referring to a subsidy incentive for investments, granted by the Superintendencies for Development of the Northeast Region of Brazil (SUDENE) and of the Amazon (SUDAM).

Profit retention reserve

It includes funds intended for capital expenditures, primarily in oil and gas exploration and development activities, as per the capital budget of the Company, pursuant to article 196 of the Brazilian Corporation Law.

34.4.2.	Distributions to shareholders

Distributions to shareholders are made by means of dividends, interest capital and share repurchases based on the limits defined in the Brazilian Corporation Law, in the Company’s bylaws and in the shareholders remuneration policy.

Pursuant to Brazilian Corporation Law, the Company’s shareholders are entitled to receive minimum mandatory dividends (and/or interest on capital) of 25% of the adjusted net income for the year in proportion to the number of common and preferred shares held by them.

To the extent the Company proposes dividend distributions, preferred shares have priority in dividend distribution, which is based on the highest of 3% of the preferred shares’ net book value or 5% of the preferred share capital. Preferred shares participate under the same terms as common shares in capital increases resulting from the capitalization of profit reserves or retained earnings. However, this priority does not necessarily grant dividend distributions to the preferred shareholders in the event of loss for a year.

The payment of dividends may be made only to preferred shareholders if the priority dividends absorb all the adjusted net income for the year or reach an amount equal to or greater than the mandatory minimum dividend of 25%.

Shareholders Remuneration Policy

The Company’s policy on distributions to shareholders, approved by the Company’s Board of Directors on July 28, 2023, defines the following:

•	minimum distribution of US$ 4,000 for fiscal years when the average Brent price exceeds US$ 40 per barrel, which shall be distributed regardless of its level of indebtedness, provided that the parameters set forth in the policy are observed. This distribution will be equal to both common and preferred shares, once it exceeds the minimum value for preferred shares provided for in the Company's bylaws;
•	in the event of gross debt (comprising current and non-current finance debt and lease liability) equal to or less than the maximum debt level defined in the strategic plan (US$ 65,000 in the 2024-2028 Strategic Plan), in addition to the existence of net income attributable to shareholders of Petrobras, to be verified at the end of the year, the Company shall distribute to its shareholders 45% of the difference between consolidates net cash provided by operating activities and consolidated cash used in the acquisition of PP&E and intangibles assets and on the acquisition of equity interests, calculated in Brazilian reais, provided that the result of this calculation exceeds US$ 4,000 and does not compromise the financial sustainability of the Company. This calculation will be applied on a quarterly basis;
•	any amounts related to share repurchases, as disclosed in the consolidated statement of cash flows, will be deducted from the amount resulting of the formula applied each quarter;
•	the Company may, in exceptional cases, distribute extraordinary remuneration to its shareholders, higher than the minimum mandatory dividends or than the amount calculated according to this policy, provided that the financial sustainability of the Company is preserved;
•	the distribution of remuneration to shareholders shall be made on a quarterly basis; and
•	the Company may exceptionally distribute dividends even if there is no net income for the year, in accordance with the rules provided for the Brazilian Corporation Law and the criteria defined in this policy.

Petrobras seeks, through its shareholders remuneration policy, to ensure short, medium and long-term financial sustainability, providing predictability to the dividend payments to shareholders.

Share Repurchase Program

On August 3, 2023, the Board of Directors approved a Share Repurchase Program, for the acquisition of up to 157.8 million preferred shares issued by the Company, on the Brazilian Stock Exchange (B3), to be held in treasury with subsequent cancellation, without reduction of share capital. This program will be carried in the scope of the revised Shareholders Remuneration Policy, within a maximum period of 12 months.

Proposed remuneration to the shareholders of Petrobras

For 2023, the proposed remuneration to the shareholders of Petrobras amounts to US$ 15,489, to be carried out based on the shareholders remuneration policy, considering 60% of the free cash flow for the first quarter of 2023, according to the policy in force at the time, and 45% of the free cash flow for the remaining quarters of 2023 (both calculated in Brazilian Reais), by means of dividends, interest on capital and the share repurchase program.

	2023	2022
Dividends and interest on capital	14,754	43,187
Share repurchase program (1)	735	−
Total capital remuneration reserve	15,489	43,187
(1) It excludes US$ 293 thousand of transaction costs on the repurchase of shares.

For 2022, the proposed remuneration to the shareholders of Petrobras amounted to US$ 43,187, which was higher than the amount calculated based on the shareholders remuneration policy (US$ 23,660).

Anticipation of dividends relating to 2023

On 2023, the Board of Directors approved the anticipation of dividends and interest on capital in the total amount of US$ 11,605 (R$ 57,152 million), equivalent to US$ 0.8910 (R$ 4.3882) per common and preferred shares, based on the net income of the period from January to September 2023 (interim), as shown in the following table:

	Date of approval	Date of record	Amount per common and preferred share	Amount
Interim dividends and interest on capital - 1st quarter 2023	05.11.2023	06.12.2023	0.381	4,970
Interim dividends and interest on capital - 2nd quarter 2023	08.03.2023	08.21.2023	0.2355	3,072
Interim dividends and interest on capital - 3rd quarter 2023 (1)	11.09.2023	11.21.2023	0.2745	3,563
Total anticipated dividends			0.8910	11,605
Indexation to the SELIC interest rate on anticipated dividends paid (2)			0.0166	215
Total of anticipated dividends including indexation to the SELIC interest rate			0.9076	11,820
(1) The amount per share of anticipated dividends for the 3rd quarter of 2023 was updated due to the change in the number of treasury shares resulting from the current Share repurchase program.
(2) The amount per share of the indexation to the SELIC interest rate on anticipated dividends paid was calculated based on the the outstanding shares on December 31, 2023.

According to the Company’s bylaws, these amounts are indexed to the Selic interest rate, from the date of the payment to the end of the fiscal year (US$ 215) and are considered in determining the remaining dividends to be paid relating to 2023.

The interest on capital anticipated for the year 2023 resulted in a deductible expense which reduced the income tax expense by US$ 1,234. This amount was subject to withholding income tax (IRRF) of 15%, except for immune and exempt shareholders, as established in applicable law.

Proposed dividends for 2023

The dividends for 2023, proposed by management for approval at the Annual General Shareholders Meeting, amount to US$ 14,754 (US$ 1.1415 per outstanding share), including the minimum mandatory dividend of 25% of the adjusted net income (US$ 6,036) and additional dividends proposed (US$ 8,718), arising from the remaining portion of retained earnings. This proposal is superior to the priority of preferred shares and in accordance with the shareholders remuneration policy.

The amount per share of the proposed dividends may vary up to the date of the Annual General Shareholders Meeting (date of record), due to the share repurchase program that may reduce the number of outstanding shares.

Dividends payable

As of December 31, 2023, dividends payable within current liabilities, amounting to US$ 3,501, relate to the anticipation of dividend approved on November 9, 2023, related to the third quarter of 2023. The first installment of these dividends was paid on February 20, 2024 and the second installment was paid on March 20, 2024.

	2023	2022
Consolidated opening balance of dividends payable	4,171	−
Opening balance of dividends payable to non-controlling shareholders	(2)	−
Opening balance of dividends payable to shareholders of Petrobras	4,169	−
Additions relating to complementary dividends	6,864	6,688
Additions relating to anticipated dividends	11,605	35,030
Payments made	(19,670)	(37,701)
Indexation to the Selic interest rate	(512)	(298)
Transfers to unclaimed dividends	(84)	(165)
Withholding income taxes over interest on capital and over Indexation to the Selic interest rate (1)	(410)	(366)
Translation adjustment	1,539	981
Closing balance of dividends payable to shareholders of Petrobras	3,501	4,169
Closing balance of dividends payable to non-controlling shareholders	−	2
Consolidated closing balance of dividends payable	3,501	4,171
(1) It includes US$ 359 over dividends paid and US$ 51 over dividends payable.

Additional dividends proposed, amounting to US$ 2,934 (US$ 0.2270 per outstanding share), will be maintained in shareholders' equity until its approval on the Annual General Shareholders Meeting, expected to be held on April 25, 2024, when it will be reclassified to liabilities, if approved.

Share Repurchase Program for 2023

Since the start of Share Repurchase Program in September 2023, the Company repurchased 104,064,000 preferred shares for the amount of US$ 735, including transaction costs (US$ 293 thousand).

34.4.3.	Unclaimed Dividends

As of December 31, 2023, the balance of dividends not claimed by shareholders of Petrobras is US$ 337 recorded as other current liabilities, as described in note 21 (US$ 241 as of December 31, 2022). The payment of these dividends was not carried out due to the lack of registration data for which the shareholders are responsible with the custodian bank for the Company's shares.

	2023	2022
Changes in unclaimed dividends
Opening balance	241	81
Prescription	(7)	(11)
Transfers from dividends payable	84	165
Translation adjustment	19	6
Closing Balance	337	241

Prescribed dividends amounting to US$ 7 in 2023 were transferred to equity, within retained earnings.

The following table presents the Company’s expectation of prescription of unclaimed dividends if missing registration data is uninformed by shareholders of Petrobras.

12.31.2023
Expectation of prescription of unclaimed dividends
2024	67
2025	180
2026	90
337

Accounting policy on distributions to shareholders

Interest on capital is a deductible expense, since it is part of the dividend for the year, as provided for in the Company’s bylaws, and accounted for in the statement of income, as required by tax legislation, resulting in a tax credit for income taxes recognized in the statement of income of the year.

The dividends portion provided for in the bylaws or that represents the minimum mandatory dividends is recognized as a liability within the statement of financial position. Any excess must be maintained in shareholders' equity, as additional dividends proposed, until its approval on the Annual General Shareholders Meeting.

Dividends not claimed by Petrobras’ shareholders are transferred from dividends payable to other current liabilities. After 3 years from the date these dividends are made available to shareholders, they are reclassified from other current liabilities to equity within retained earnings, in accordance with Petrobras' bylaws.

34.5.	Earnings per share

		2023			2022			2021
	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	14,221	10,663	24,884	20,895	15,728	36,623	11,339	8,536	19,875
Weighted average number of outstanding shares	7,442,231,382	5,580,057,862	13,022,289,244	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings per share - in U.S. dollars	1.91	1.91	1.91	2.81	2.81	2.81	1.52	1.52	1.52
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (1)	3.82	3.82	3.82	5.62	5.62	5.62	3.04	3.04	3.04
(1) Petrobras' ADSs are equivalent to two shares.

Basic earnings per share are calculated by dividing the net income (loss) attributable to shareholders of Petrobras by the weighted average number of outstanding shares during the period.

Diluted earnings per share are calculated by adjusting the net income (loss) attributable to shareholders of Petrobras and the weighted average number of outstanding shares during the period taking into account the effects of all dilutive potential shares (equity instrument or contractual arrangements that are convertible into shares).

Basic and diluted earnings are identical as the Company has no potentially dilutive shares.